Long-Term Debt (Components) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Other long-term debt	$ 6,612,000	$ 7,725,000
Total long-term debt	1,558,045,000	1,548,258,000
Less current portion of long-term debt	5,428,000	5,969,000
Non-current portion of long-term debt	1,552,617,000	1,542,289,000
Senior Secured Revolving Credit [Member]
Debt Instrument [Line Items]
Revolving credit facilities	998,913,000	983,481,000
IRB [Member]
Debt Instrument [Line Items]
IRBs	64,000,000	64,000,000
Term B Facility [Member]
Debt Instrument [Line Items]
Senior secured term B facility	488,520,000	493,052,000
Unamortized debt discount	$ 1,480,000	$ 1,948,000